Goodwill and Other Intangible Assets - Goodwill Impairment (Details) - Oil Sands - CGU-Asset impairment testing - $ / bbl	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Other Intangible Assets
After-tax discount rate applied to cash flow projections	7.80%	7.80%
Cash flow forecast period	P50Y
Maximum
Goodwill and Other Intangible Assets
Cash flow forecast period	P55Y
Forecast for after 2025
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel escalation percentage	2.00%
WTI | Forecast for 2023
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	76.00
WTI | Forecast for 2024
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	73.44
WTI | Forecast for 2025
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	71.79